Jan. 24, 2025
M Large Cap Growth Fund

M Fund, Inc. (the “Corporation”)

Supplement dated January 24, 2025, to the

Prospectus of the Corporation and to the Summary Prospectus of the M Large Cap
Growth Fund (the “Fund”), each dated May 1, 2024

This supplement updates information in the Prospectus of the Corporation and the Summary Prospectus of the Fund, each dated May 1, 2024. You may obtain a copy of the Summary Prospectus or Prospectus free of charge, upon request, by calling toll-free (888) 736-2878, or on the Internet at http://www.mfin.com/m-funds.

On January 21, 2025, shareholders of the Fund approved a change in the Fund’s classification from a “diversified” fund to a “non-diversified” fund and removed the Fund’s fundamental policy to operate as a diversified fund. Disclosure in the Prospectus is updated as indicated below.

The following is added to the section entitled “Principal Investment Strategies” for the Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Principal Investment Risks” for the Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Please retain this Supplement for future reference.